Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Australia (3.6%)
	Wesfarmers Ltd.	510,846	24,655
	Brambles Ltd.	960,207	9,789
	Medibank Pvt Ltd.	3,618,625	9,420
	Insurance Australia Group Ltd.	1,170,507	5,663
	Telstra Group Ltd.	1,899,283	4,908
	Santos Ltd.	851,133	4,437
	CAR Group Ltd.	127,588	2,918
	Coles Group Ltd.	209,364	2,481
	Computershare Ltd. (XASX)	72,072	1,300
	Whitehaven Coal Ltd.	253,743	1,281
	REA Group Ltd.	8,828	1,187
	Ampol Ltd.	52,078	1,141
	Aurizon Holdings Ltd.	459,977	1,122
	CSL Ltd.	3,989	810
	Washington H Soul Pattinson & Co. Ltd.	30,785	717
	Steadfast Group Ltd.	149,242	633
[1]	Viva Energy Group Ltd.	245,751	524
	National Australia Bank Ltd.	16,125	407
	Transurban Group	46,401	396
			73,789
Belgium (0.1%)
	Colruyt Group NV	40,419	1,939
Brazil (1.2%)
	Itau Unibanco Holding SA ADR	3,209,191	19,319
	Petroleo Brasileiro SA ADR	436,787	5,748
			25,067
Canada (2.8%)
	Dollarama Inc.	215,924	20,242
	Intact Financial Corp.	103,014	18,720
[1]	Hydro One Ltd.	398,110	12,477
	Pembina Pipeline Corp.	100,407	3,891
	TMX Group Ltd.	56,030	1,703
	Definity Financial Corp.	16,587	577
	Thomson Reuters Corp.	2,570	417
			58,027
China (1.6%)
	Tencent Holdings Ltd.	198,900	9,179
	China Shenhua Energy Co. Ltd. Class H	1,954,000	8,125
[1]	Nongfu Spring Co. Ltd. Class H	1,008,000	3,916
*,1,2	East Buy Holding Ltd.	1,707,521	2,371
	Sinopharm Group Co. Ltd. Class H	952,400	2,234

		Shares	Market Value ($000)
	China Resources Power Holdings Co. Ltd.	680,000	1,871
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	199,200	1,041
	Tsingtao Brewery Co. Ltd. Class H	152,000	971
	Want Want China Holdings Ltd.	1,567,000	941
*	Trip.com Group Ltd.	19,650	839
	Yum China Holdings Inc.	22,700	685
[1]	Meitu Inc.	1,366,500	443
	Anhui Conch Cement Co. Ltd. Class H	156,414	381
			32,997
Finland (0.2%)
	Sampo OYJ Class A	96,026	4,209
France (1.2%)
	Orange SA	1,735,805	19,263
	Danone SA	35,873	2,330
	TotalEnergies SE	27,011	1,822
	Vivendi SE	145,226	1,550
	Bollore SE	68,388	426
			25,391
Germany (0.3%)
	Beiersdorf AG	20,346	2,953
	Deutsche Boerse AG	7,990	1,636
	Allianz SE (Registered)	3,332	939
[1]	Scout24 SE	8,416	665
	Deutsche Telekom AG (Registered)	17,012	445
	Fielmann Group AG	9,042	410
			7,048
Hong Kong (0.9%)
	CLP Holdings Ltd.	1,228,105	10,540
	Power Assets Holdings Ltd.	997,270	6,356
	Chow Tai Fook Jewellery Group Ltd.	627,200	570
			17,466
India (4.5%)
	ICICI Bank Ltd. ADR	1,039,843	30,270
[2]	Infosys Ltd. ADR	1,218,938	26,975
	Dr Reddy's Laboratories Ltd. ADR	268,565	21,829
	HDFC Bank Ltd. ADR	166,227	9,975
[2]	Wipro Ltd. ADR	439,469	2,707
[1]	Reliance Industries Ltd. GDR	16,486	1,187
			92,943
Indonesia (0.1%)
	Telkom Indonesia Persero Tbk PT ADR	157,981	2,818
Italy (0.2%)
	Generali SpA	137,512	3,559
	Azimut Holding SpA	16,805	421
			3,980
Japan (9.3%)
	Softbank Corp.	2,336,700	30,482
	East Japan Railway Co.	1,063,200	20,258
	Canon Inc.	630,500	19,736
	Central Japan Railway Co.	626,300	14,766
	Japan Tobacco Inc.	436,100	12,832
	Kyushu Railway Co.	387,200	10,335
	Yamada Holdings Co. Ltd.	3,252,100	9,867
	Skylark Holdings Co. Ltd.	643,700	8,821
	McDonald's Holdings Co. Japan Ltd.	178,700	7,403

	Shares	Market Value ($000)
West Japan Railway Co.	302,200	5,949
Osaka Gas Co. Ltd.	260,600	5,898
Japan Post Holdings Co. Ltd.	484,100	5,127
Nintendo Co. Ltd.	73,200	4,045
Tokyu Corp.	324,200	3,928
Kagome Co. Ltd.	166,200	3,882
Hankyu Hanshin Holdings Inc.	117,400	3,350
KDDI Corp.	106,700	3,211
Toho Co. Ltd.	88,000	3,160
ENEOS Holdings Inc.	386,200	2,024
Shimamura Co. Ltd.	37,700	1,848
Disco Corp.	4,800	1,605
Tokyo Seimitsu Co. Ltd.	17,500	1,206
ABC-Mart Inc.	61,100	1,204
Tobu Railway Co. Ltd.	68,200	1,198
MOS Food Services Inc.	49,900	1,177
Nagoya Railroad Co. Ltd.	71,300	868
Oracle Corp. Japan	10,200	833
Alfresa Holdings Corp.	49,700	776
Kewpie Corp.	30,200	776
Ulvac Inc.	11,200	686
Sawai Group Holdings Co. Ltd.	14,900	654
Citizen Watch Co. Ltd.	83,700	564
Seven Bank Ltd.	275,300	517
Kyorin Pharmaceutical Co. Ltd.	43,300	495
Seino Holdings Co. Ltd.	30,600	479
NEC Corp.	5,500	476
Kintetsu Group Holdings Co. Ltd.	18,800	435
Kirin Holdings Co. Ltd.	30,800	435
Seiko Epson Corp.	24,400	422
		191,728
Mexico (0.4%)
Fomento Economico Mexicano SAB de CV ADR	49,789	5,489
America Movil SAB de CV ADR	192,034	3,211
		8,700
Netherlands (0.3%)
Koninklijke KPN NV	1,294,769	5,102
ASM International NV	2,705	1,861
		6,963
New Zealand (0.1%)
Fisher & Paykel Healthcare Corp. Ltd.	28,423	549
Infratil Ltd.	81,484	523
		1,072
Norway (0.4%)
Orkla ASA	879,074	7,419
DNB Bank ASA	25,621	529
		7,948
Singapore (0.6%)
Oversea-Chinese Banking Corp. Ltd.	621,261	6,915
Singapore Exchange Ltd.	633,226	4,668
DBS Group Holdings Ltd.	31,300	858
		12,441
South Korea (2.0%)
KT&G Corp.	229,461	15,643
SK Hynix Inc.	79,087	11,343
Samsung Electronics Co. Ltd. (XKRX)	91,511	5,643

		Shares	Market Value ($000)
	Samyang Foods Co. Ltd.	6,330	2,843
	Hanmi Semiconductor Co. Ltd.	21,932	2,113
	LEENO Industrial Inc.	8,257	1,215
	Samsung Fire & Marine Insurance Co. Ltd.	3,041	827
	Maeil Dairies Co. Ltd.	17,748	548
	S-Oil Corp.	8,191	404
			40,579
Spain (0.0%)
	Bankinter SA	99,460	850
Switzerland (2.7%)
	Swisscom AG (Registered)	48,642	29,771
	Novartis AG (Registered)	122,797	13,708
	Kuehne & Nagel International AG (Registered)	20,550	6,370
[1]	Galenica AG	32,533	2,830
	Banque Cantonale Vaudoise (Registered)	17,241	1,830
	Zurich Insurance Group AG	1,570	863
			55,372
Taiwan (3.6%)
[2]	United Microelectronics Corp. ADR	3,312,981	27,730
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	161,957	26,852
	ASE Technology Holding Co. Ltd. ADR	1,506,845	15,099
	Chunghwa Telecom Co. Ltd. ADR	114,346	4,248
			73,929
United Kingdom (5.0%)
	BAE Systems plc	1,764,295	29,425
	Shell plc (XLON)	558,159	20,353
	Compass Group plc	550,229	16,944
	Sage Group plc	744,574	10,408
	Pearson plc	631,202	8,564
	GSK plc	410,609	7,974
	BP plc	1,252,521	7,404
	HSBC Holdings plc	90,466	823
[1]	Auto Trader Group plc	65,249	683
			102,578
United States (58.4%)
	Lockheed Martin Corp.	63,786	34,567
	AbbVie Inc.	179,829	33,326
	Cencora Inc.	134,905	32,091
	Johnson & Johnson	199,874	31,550
	Cisco Systems Inc.	638,114	30,917
	AptarGroup Inc.	209,853	30,844
	Colgate-Palmolive Co.	309,398	30,689
	Motorola Solutions Inc.	76,294	30,435
	Progressive Corp.	141,974	30,399
	Amdocs Ltd.	340,417	29,776
	Roper Technologies Inc.	54,340	29,602
	Republic Services Inc.	151,524	29,444
	McDonald's Corp.	108,486	28,792
	Waste Management Inc.	141,954	28,768
	International Business Machines Corp.	148,680	28,567
	Church & Dwight Co. Inc.	291,280	28,548
	Merck & Co. Inc.	237,497	26,868
	Eli Lilly & Co.	31,941	25,689
	Microsoft Corp.	60,915	25,484
	General Mills Inc.	351,651	23,610
	Chemed Corp.	40,671	23,189

		Shares	Market Value ($000)
	Cboe Global Markets Inc.	125,720	23,071
	McKesson Corp.	36,954	22,801
	White Mountains Insurance Group Ltd.	11,348	20,267
	Southern Co.	239,827	20,030
	Williams Cos. Inc.	446,822	19,187
	NewMarket Corp.	33,950	19,042
*	Vertex Pharmaceuticals Inc.	37,806	18,741
*	FTI Consulting Inc.	83,011	18,094
	Walmart Inc.	257,340	17,664
	Dolby Laboratories Inc. Class A	219,184	17,263
*,3	Equity Commonwealth	820,155	16,707
	Amgen Inc.	48,513	16,129
	Northrop Grumman Corp.	32,703	15,839
	Texas Instruments Inc.	77,618	15,819
	General Dynamics Corp.	49,761	14,864
	Coca-Cola Co.	212,997	14,215
*	Kirby Corp.	113,474	13,944
	Service Corp. International	162,474	12,983
	Cheniere Energy Inc.	70,057	12,795
*	Insight Enterprises Inc.	55,261	12,406
	T-Mobile US Inc.	63,047	11,492
*	O'Reilly Automotive Inc.	9,956	11,214
	IDACORP Inc.	105,640	10,326
	Ryan Specialty Holdings Inc.	154,260	9,501
	Chevron Corp.	57,014	9,149
*	CommVault Systems Inc.	57,875	8,846
*	Check Point Software Technologies Ltd.	46,721	8,571
	Kimberly-Clark Corp.	61,928	8,363
	NetApp Inc.	65,813	8,357
	UnitedHealth Group Inc.	13,303	7,665
	Atmos Energy Corp.	57,693	7,378
[4]	Procter & Gamble Co.	43,254	6,953
	Duke Energy Corp.	61,212	6,689
	Flowers Foods Inc.	286,308	6,448
	W R Berkley Corp.	113,706	6,269
	Broadcom Inc.	37,660	6,051
	Silgan Holdings Inc.	109,912	5,653
	TJX Cos. Inc.	48,200	5,448
*	Regeneron Pharmaceuticals Inc.	4,238	4,574
	Scorpio Tankers Inc.	59,350	4,551
	Sonoco Products Co.	81,912	4,417
*	Grand Canyon Education Inc.	27,442	4,280
	Progress Software Corp.	71,395	4,169
*	HealthEquity Inc.	51,417	4,035
	PNM Resources Inc.	91,768	3,816
	Murphy USA Inc.	7,355	3,714
	Huntington Ingalls Industries Inc.	13,018	3,645
*	Berkshire Hathaway Inc. Class B	7,993	3,505
*	Cirrus Logic Inc.	26,048	3,399
	Alphabet Inc. Class A	19,720	3,383
	Alphabet Inc. Class C	18,850	3,264
*	CACI International Inc. Class A	6,564	3,029
	LPL Financial Holdings Inc.	12,845	2,845
	Matson Inc.	21,164	2,809
	Cigna Group	7,576	2,641
	Selective Insurance Group Inc.	28,917	2,612
	Kraft Heinz Co.	73,855	2,600
	Avery Dennison Corp.	11,655	2,527

		Shares	Market Value ($000)
	Maximus Inc.	26,967	2,505
	Texas Pacific Land Corp.	2,916	2,464
*	MakeMyTrip Ltd.	26,112	2,444
	Electronic Arts Inc.	14,935	2,254
	Universal Display Corp.	8,311	1,850
*	CCC Intelligent Solutions Holdings Inc.	154,877	1,589
	Laureate Education Inc.	99,408	1,541
	Science Applications International Corp.	11,896	1,480
	Loews Corp.	18,331	1,466
[4]	Exxon Mobil Corp.	10,791	1,280
	RLI Corp.	8,364	1,259
	Ecolab Inc.	5,239	1,209
*	Madison Square Garden Sports Corp.	5,765	1,155
	Meta Platforms Inc. Class A	2,267	1,076
	Elevance Health Inc.	1,882	1,001
	Graham Holdings Co. Class B	1,152	893
*	Yelp Inc.	23,748	865
	InterDigital Inc.	6,809	836
	Chubb Ltd.	2,996	826
	TFS Financial Corp.	60,083	815
	American States Water Co.	9,547	788
	PepsiCo Inc.	4,465	771
	Visa Inc. Class A	2,887	767
*	Huron Consulting Group Inc.	5,941	654
	Gilead Sciences Inc.	7,755	590
	WaFd Inc.	16,181	576
	CME Group Inc.	2,371	459
	DTE Midstream LLC	5,706	430
	SFL Corp. Ltd.	32,786	388
*	MACOM Technology Solutions Holdings Inc.	3,587	362
			1,203,797
Total Common Stocks (Cost $1,597,476)			2,051,631
Preferred Stock (0.3%)
	Samsung Electronics Co. Ltd. Preference Shares (Cost $4,801)	115,461	5,497
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[5,6]	Vanguard Market Liquidity Fund, 5.390% (Cost $43,381)	433,917	43,387
Total Investments (101.9%) (Cost $1,645,658)			2,100,515
Other Assets and Liabilities—Net (-1.9%)			(38,844)
Net Assets (100%)			2,061,671
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $26,137,000, representing 1.3% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,206,000.
3	Securities with a value of $771,000 have been segregated as initial margin for open futures contracts.
4	Securities with a value of $299,000 have been segregated as collateral for open forward currency contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $36,858,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	24	6,670	(6)
Euro Stoxx 50 Index	September 2024	32	1,696	(17)
S&P ASX 200 Index	September 2024	4	527	21
Topix Index	September 2024	9	1,680	1
				(1)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	8/15/24	AUD	4,430	USD	2,990	—	(92)
Goldman Sachs International	8/15/24	BRL	8,251	USD	1,503	—	(47)
BNP Paribas	8/15/24	GBP	1,278	USD	1,638	5	—
BNP Paribas	8/15/24	HKD	40,817	USD	5,227	—	—
State Street Bank & Trust Co.	8/15/24	HKD	22,912	USD	2,936	—	(2)
State Street Bank & Trust Co.	8/16/24	KRW	7,052,595	USD	5,098	54	—
Goldman Sachs International	8/15/24	NOK	18,945	USD	1,790	—	(53)
Royal Bank of Canada	8/15/24	TWD	191,850	USD	5,884	—	(4)
JPMorgan Chase Bank, N.A.	8/15/24	TWD	160,407	USD	4,897	20	—
JPMorgan Chase Bank, N.A.	8/15/24	USD	75,304	AUD	111,463	2,383	—
Goldman Sachs International	8/15/24	USD	25,044	BRL	137,870	708	—
State Street Bank & Trust Co.	8/15/24	USD	55,044	CAD	74,948	735	—
JPMorgan Chase Bank, N.A.	8/15/24	USD	54,630	CHF	48,749	—	(1,011)
JPMorgan Chase Bank, N.A.	8/15/24	USD	1,829	DKK	12,553	7	—
Bank of Montreal	8/15/24	USD	51,845	EUR	47,733	149	—
State Street Bank & Trust Co.	8/15/24	USD	1,586	EUR	1,462	3	—
Barclays Bank plc	8/15/24	USD	94,377	GBP	73,497	—	(122)
Citibank, N.A.	8/15/24	USD	7,750	GBP	5,983	58	—
Barclays Bank plc	8/15/24	USD	58,583	HKD	457,138	45	—
Deutsche Bank AG	8/15/24	USD	2,875	IDR	46,808,552	—	(5)
State Street Bank & Trust Co.	8/16/24	USD	92,762	INR	7,753,432	198	—
JPMorgan Chase Bank, N.A.	8/15/24	USD	168,100	JPY	26,856,285	—	(11,592)
Toronto-Dominion Bank	8/15/24	USD	8,799	JPY	1,406,575	—	(612)
UBS AG	8/15/24	USD	5,478	JPY	865,853	—	(315)
Barclays Bank plc	8/16/24	USD	45,953	KRW	63,391,545	—	(351)
State Street Bank & Trust Co.	8/16/24	USD	4,084	KRW	5,638,169	—	(35)
JPMorgan Chase Bank, N.A.	8/15/24	USD	9,722	MXN	176,373	279	—
JPMorgan Chase Bank, N.A.	8/15/24	USD	8,922	NOK	94,054	298	—
Toronto-Dominion Bank	8/15/24	USD	1,228	NZD	1,999	38	—
Toronto-Dominion Bank	8/15/24	USD	12,309	SGD	16,573	—	(101)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	8/15/24	USD	77,843	TWD	2,524,226	475	—
State Street Bank & Trust Co.	8/15/24	USD	3,323	TWD	107,781	20	—
						5,475	(14,342)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,610,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,295,591	—	—	1,295,591
Common Stocks—Other	168,503	587,537	—	756,040
Preferred Stock	—	5,497	—	5,497
Temporary Cash Investments	43,387	—	—	43,387
Total	1,507,481	593,034	—	2,100,515
Derivative Financial Instruments
Assets
Futures Contracts[1]	22	—	—	22
Forward Currency Contracts	—	5,475	—	5,475
Total	22	5,475	—	5,497
Liabilities
Futures Contracts[1]	23	—	—	23
Forward Currency Contracts	—	14,342	—	14,342
Total	23	14,342	—	14,365
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.